UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.3%)

Alachua County FL Health Fac. Auth.
(Shands Teaching Hosp.)	6.250%	12/1/2011 (1)	3,095	3,347
Alachua County FL Health Fac. Auth.
(Shands Teaching Hosp.)	6.250%	12/1/2016 (1)	8,695	9,885
Boynton Beach FL Util. System Rev.	5.375%	11/1/2013 (3)	2,400	2,600
Boynton Beach FL Util. System Rev.	5.375%	11/1/2015 (3)	2,665	2,915
Boynton Beach FL Util. System Rev.	5.500%	11/1/2018 (3)	3,125	3,487
Boynton Beach FL Util. System Rev.	5.500%	11/1/2020 (3)	3,480	3,893
Boynton Beach FL Util. System Rev.	6.250%	11/1/2020 (3)(ETM)	415	479
Brevard County FL Health Fac. Auth. Rev.
(Holmes Regional Medical Center)	5.625%	10/1/2014 (1)	2,000	2,003
Brevard County FL School Board COP	5.000%	7/1/2022 (2)	4,400	4,552
Brevard County FL Util. Rev.	5.250%	3/1/2012 (3)	3,805	4,039
Brevard County FL Util. Rev.	5.250%	3/1/2014 (3)	2,045	2,166
Broward County FL EDL Facs. Auth. Rev. VRDO	4.000%	9/4/2007 LOC	2,700	2,700
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	6,325	6,700
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	5,755	6,096
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	5,170	5,544
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	4,635	4,971
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	5,205	5,582
Broward County FL School Board COP	5.500%	7/1/2018 (4)	14,575	15,491
Broward County FL School Board COP	5.500%	7/1/2019 (4)	15,710	16,697
Cape Coral FL Water & Sewer Rev.	5.000%	10/1/2027 (2)	7,470	7,667
Citrus County FL Water & Wastewater System Rev.	5.000%	10/1/2025 (4)	3,670	3,788
Collier County FL School Board COP	6.250%	2/15/2013 (4)	12,500	13,905
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/2010 (1)	1,850	1,909
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)	2,500	2,713
Dunedin FL Util. System Rev.	6.750%	10/1/2008 (3)	1,115	1,150
Dunedin FL Util. System Rev.	6.750%	10/1/2010 (3)	2,465	2,637
Florida Board of Educ. Capital Outlay	5.500%	6/1/2014	10,000	10,681
Florida Board of Educ. Capital Outlay	5.375%	6/1/2017 (3)	4,010	4,287
Florida Board of Educ. Public Educ.	5.375%	6/1/2015	12,000	12,806
Florida Board of Educ. Public Educ.	5.000%	6/1/2032	12,050	12,181
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2010 (3)(Prere.)	8,475	9,017
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2010 (3)(Prere.)	8,960	9,532
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2015 (2)	12,105	12,930
Florida Turnpike Auth. Rev.	5.000%	7/1/2033	13,985	14,170
Hernando County FL Water & Sewer	5.000%	6/1/2029 (1)	4,000	4,073
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/2011 (Prere.)	10,000	10,949
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2031	4,000	3,880
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2035	10,000	9,619
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2011 (4)	4,610	4,910
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2012 (4)	5,670	6,106
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2013 (4)	3,000	3,258
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2014 (4)	5,365	5,862
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2015 (4)	3,945	4,329
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2026	4,800	4,841
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2026	4,800	4,841
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034	10,870	10,776
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/2019 (1)	17,850	20,955
Hillsborough County FL School Board COP	5.250%	7/1/2017 (1)	7,005	7,630
Hillsborough County FL School Board COP	5.500%	7/1/2018 (1)	14,945	16,552
Indian River County FL Water & Sewer Rev.	6.500%	9/1/2008 (3)	1,310	1,328
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/2027	7,620	7,553
Key West FL Util. Board Election Rev.	5.000%	10/1/2031 (1)	5,375	5,473
Lakeland FL Electric & Water Rev.	6.050%	10/1/2009 (4)	4,000	4,187
Lakeland FL Electric & Water Rev.	6.550%	10/1/2009 (4)	4,000	4,223
Lakeland FL Electric & Water Rev.	0.000%	10/1/2011 (1)	8,420	7,197
Lakeland FL Electric & Water Rev.	0.000%	10/1/2012 (1)	2,020	1,660
Lakeland FL Electric & Water Rev.	6.050%	10/1/2014 (4)	2,000	2,259
Lakeland FL Energy Systems Rev.	5.000%	10/1/2031 (10)	11,600	11,811
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/2032	10,000	10,268
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.500%	11/15/2009 (Prere.)	11,925	12,469
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.000%	11/15/2029	4,000	3,640
Lee County FL School Board COP	6.000%	8/1/2008 (4)	6,180	6,253
Lee County FL School Board COP	5.000%	8/1/2027 (4)	5,000	5,085
Lee County FL School Board COP	5.000%	8/1/2028 (4)	5,000	5,088
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/2035	5,090	5,109
Marion County FL Hosp. Dist. Rev.
(Munroe Regional Health System)	5.000%	10/1/2029	10,290	10,021
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/2017 (2)	2,550	2,704
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/2014 (2)(Prere.)	13,760	14,664
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/2014 (2)(Prere.)	10,910	11,627
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/2027 (1)	10,000	10,115
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/2028 (1)	10,890	11,015
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/2029 (1)	4,065	4,109
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,650	2,833
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,460	2,630
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	3,840	4,105
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	20,000	20,293
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	7,885	8,000
Miami-Dade County FL School Board COP PUT	5.500%	5/1/2011 (1)	8,500	8,966
1 Miami-Dade County FL School Board TOB VRDO	4.030%	9/11/2007 (3)	9,130	9,130
Miami-Dade County FL Transit Sales Surtax Rev.	5.000%	7/1/2031 (10)	5,000	5,089
Miramar FL Wastewater Improvement Assessment Rev.	5.000%	10/1/2025 (1)	730	736
Ocala FL Water & Sewer Rev.	6.000%	10/1/2010 (2)	2,005	2,073
Ocala FL Water & Sewer Rev.	5.750%	10/1/2011 (3)(Prere.)	13,605	14,775
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	6.250%	11/15/2012 (Prere.)	5,000	5,561
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/2035	6,340	6,417
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2009 (1)(ETM)	4,935	5,186
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2009 (1)	2,045	2,146
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2010 (1)(ETM)	5,260	5,649
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2010 (1)	2,175	2,330
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2011 (1)	1,875	2,046
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2011 (1)(ETM)	2,765	3,031
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2013 (1)	1,890	2,116
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2013 (1)(ETM)	3,160	3,577
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2016 (1)(ETM)	3,890	4,492
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2016 (1)(ETM)	95	109
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2016 (1)	1,515	1,729
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2018 (1)	6,770	7,865
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2021 (1)	11,500	13,516
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/2039	9,000	8,825
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	4.000%	9/4/2007 LOC	7,090	7,090
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,170	3,368
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,955	4,202
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,500	3,719
Orange County FL School Board COP	5.375%	8/1/2022 (1)	1,185	1,197
Orange County FL School Board COP	5.000%	8/1/2030 (3)	5,000	5,079
Orange County FL School Board COP	5.000%	8/1/2032 (3)	12,070	12,252
Orange County FL School Board VRDO	3.910%	9/4/2007 (3)	9,320	9,320
Orange County FL Tourist Dev. Rev.	5.900%	10/1/2010 (1)(ETM)	835	888
Orlando & Orange County FL Expressway Auth.	6.500%	7/1/2010 (3)	2,000	2,148
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2014 (3)	3,000	3,770
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2015 (3)	8,360	10,722
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2014 (ETM)	5,000	5,437
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/2017 (ETM)	12,700	14,806
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2014 (3)	16,300	19,400
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2015 (3)	3,000	3,626
Palm Beach County FL Health Fac. Auth. Hosp. Rev.	5.625%	12/1/2031	16,500	16,878
Palm Beach County FL Rev. (Raymond F. Kravis Center
for the Performing Arts, Inc.) VRDO	3.950%	9/11/2007 LOC	5,000	5,000
Palm Beach County FL School Board COP	6.000%	8/1/2010 (3)(Prere.)	7,495	8,026
Palm Beach County FL School Board COP	5.250%	8/1/2012 (4)(Prere.)	4,050	4,318
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	8,190	8,778
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,500	4,823
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,430	4,748
Palm Beach County FL School Board COP	5.250%	8/1/2018 (4)	2,300	2,419
Palm Beach County FL School Board COP	5.000%	8/1/2027 (3)	8,740	8,918
Palm Beach County FL Water & Sewer	5.000%	10/1/2031	14,605	14,980
Palm Beach County FL Water & Sewer	5.000%	10/1/2036	6,500	6,652
Pasco County FL Water & Sewer Rev.	5.000%	10/1/2036 (4)	10,000	10,174
Polk County FL Public Fac. Rev.	5.000%	12/1/2030 (1)	17,835	18,159
Polk County FL Util. System Rev.	5.250%	10/1/2021 (3)	3,620	3,819
Sarasota County FL Util. System Rev.	7.000%	10/1/2009 (3)	6,260	6,560
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/2017 (3)	2,400	2,664
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/2019 (3)	3,595	4,000
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2009 (1)	1,800	1,859
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2012 (1)	5,000	5,396
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2019 (1)	2,350	2,656
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2019 (1)(ETM)	4,000	4,527
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2036	5,000	5,091
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/2012 (1)(Prere.)	12,000	13,066
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/2035 (1)	5,050	5,085
South Florida Water Management Dist.	5.000%	10/1/2036 (2)	10,000	10,123
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.500%	2/1/2013 (Prere.)	10,000	10,794
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South FL Obligated Group)	5.000%	8/15/2022	5,000	5,070
St. John's County FL IDA Health Care
(Vicars Landing Project)	5.000%	2/15/2017	1,765	1,756
St. Lucie County FL Util. System Rev.	6.500%	10/1/2008 (3)(ETM)	2,535	2,572
St. Lucie County FL Util. System Rev.	5.500%	10/1/2015 (3)(ETM)	5,000	5,392
St. Lucie County FL Util. System Rev.	6.000%	10/1/2020 (3)(ETM)	5,515	6,376
Sunrise FL Util. System Rev.	5.200%	10/1/2022 (2)	17,805	18,972
Tallahassee FL Energy System Rev.	5.250%	10/1/2013 (4)	4,380	4,705
Tallahassee FL Energy System Rev.	5.250%	10/1/2014 (4)	3,980	4,296
Tallahassee FL Energy System Rev.	5.250%	10/1/2015 (4)	5,240	5,671
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/2011 (3)(ETM)	2,810	2,926
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	4,575	4,741
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/2035 (3)	2,900	2,927
West Palm Beach FL Community Redev. Agency Rev.	5.000%	3/1/2026 (3)	8,405	8,626
Outside Florida:
Puerto Rico Convention Center
Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/2027 (11)	8,400	8,666
Puerto Rico GO	5.250%	7/1/2016	5,000	5,224
Puerto Rico GO	5.250%	7/1/2018	6,500	6,734
Puerto Rico GO	5.250%	7/1/2019	5,000	5,188
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.900%	9/11/2007 (2)	2,445	2,445
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/2040	24,000	25,175
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	6,000	6,318
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	5,000	5,285
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	12,000	12,619
2 Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	5,500	481
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	10,200	725

Total Municipal Bonds
(Cost $1,069,302)				1,096,770

Other Assets and Liabilities—Net (1.7%)				18,521

Net Assets (100%)				1,115,291

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of this security represented 0.8% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $1,075,279,000. Net unrealized appreciation of investment securities for tax purposes was $21,491,000, consisting of unrealized gains of $30,240,000 on securities that had risen in value since their purchase and $8,749,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.